Accounts Receivable	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 - ACCOUNTS RECEIVABLE

The Company's accounts receivable at December 31, 2020 and September 30, 2020 is as follows:

	December 31, 2020	September 30, 2020
Accounts receivable	$116,336	$349,389
Reserve for doubtful accounts	-	-
	$116,336	$349,389

NOTE 3 - ACCOUNTS RECEIVABLE

The Company's accounts receivable at September 30, 2020 and 2019 is as follow:

	September 30, 2020	September 30, 2019
Accounts receivable	$349,389	$791,728
Reserve for doubtful accounts	-	-
	$349,389	$791,728